Other Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

		Group
	2021	2020
	£m	£m
US$30bn Euro Medium Term Note Programme	5	102
Structured Notes Programmes	413	805
Eurobonds	142	150
Structured deposits	223	375
Collateral and associated financial guarantees	20	2
	803	1,434